OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Noncurrent [Abstract]
Operating lease obligations (Note 9)	$ 380	$ 427
Long-term contract liabilities (Note 5)	184	203
Employee post-retirement benefits (Note 25)	174	503
Asset retirement obligations	61	54
Fair value of derivative contracts (Note 26)	47	59
Other	213	229
Other long-term liabilities	$ 1,059	$ 1,475